UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	The Registrant’s Semi-annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NRFAX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$58	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Country Weightings

United States
66.4%
Japan
7.3%
Australia
5.7%
United Kingdom
4.4%
Other investments less than 3% of net assets*
16.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

NRFAX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2025

TAEW88A-0725

Class C

NRCFX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$95	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

NRCFX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2025

TAEW88C-0725

Class N

NRFNX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$43	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

NRFNX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2025

TAEW88N-0725

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report - July 31, 2025

This semi-annual shareholder report contains important information about AEW Global Focused Real Estate Fund for the period of February 1, 2025 to July 31, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$45	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Key Fund Statistics

  Total Net Assets$34,053,551
  # of Portfolio Holdings (including overnight repurchase agreements)55
  Portfolio Turnover Rate26%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.8%
Office REITs	6.1%
Diversified REITs	6.7%
Residential REITs	9.9%
Health Care REITs	11.3%
Real Estate Management & Development	11.8%
Industrial REITs	14.8%
Specialized REITs	17.7%
Retail REITs	18.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Welltower, Inc.	9.2%
Realty Income Corp.	5.4%
Public Storage	5.0%
Prologis, Inc.	4.7%
Digital Realty Trust, Inc.	4.5%
Equinix, Inc.	4.3%
Mid-America Apartment Communities, Inc.	4.1%
Simon Property Group, Inc.	3.9%
Highwoods Properties, Inc.	3.8%
Brixmor Property Group, Inc.	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.2%
United Kingdom	4.4%
Australia	5.7%
Japan	7.3%
United States	66.4%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

NRFYX

AEW Global Focused Real Estate Fund

Semi-annual Shareholder Report

July 31, 2025

TAEW88Y-0725

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Semi-annual Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
July 31, 2025

AEW Global Focused Real Estate Fund

Portfolio of Investments – as of July 31, 2025 (Unaudited)
AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 98.5% of Net Assets
	Australia — 5.7%
117,703	DigiCo Infrastructure REIT	$247,655
33,170	Gemlife Communities Group(a)	91,449
35,196	Goodman Group	786,929
127,300	GPT Group	414,693
53,615	HMC Capital Ltd.	122,092
22,276	Lifestyle Communities Ltd.	63,011
55,786	Mirvac Group	80,041
92,351	Vicinity Ltd.	145,407
		1,951,277
	Belgium — 0.5%
1,718	VGP NV	180,664
	Canada — 1.6%
66,570	Dream Industrial Real Estate Investment Trust	553,469
	France — 2.8%
2,601	Gecina SA	255,607
4,126	Klepierre SA	157,498
5,350	Unibail-Rodamco-Westfield(a)	518,625
		931,730
	Germany — 2.7%
6,041	LEG Immobilien SE	479,495
14,526	Vonovia SE	450,823
		930,318
	Hong Kong — 2.9%
43,002	Hongkong Land Holdings Ltd.	259,764
45,870	Link REIT	255,576
39,500	Sun Hung Kai Properties Ltd.	469,160
		984,500
	Japan — 7.3%
81	Comforia Residential REIT, Inc.	159,104
150	GLP J-Reit	131,446
571	Japan Metropolitan Fund Invest	415,301
639	Japan Real Estate Investment Corp.	518,296
19,100	Mitsubishi Estate Co. Ltd.	357,598
81,287	Mitsui Fudosan Co. Ltd.	726,568
345	Sekisui House Reit, Inc.	179,225
		2,487,538
	Netherlands — 0.8%
12,600	CTP NV	267,228
	Singapore — 2.8%
233,614	CapitaLand Ascendas REIT	500,197
241,823	Keppel DC REIT	440,075
		940,272
	Spain — 0.9%
22,263	Merlin Properties Socimi SA	308,254
	Sweden — 2.0%
84,892	Fastighets AB Balder, Class B(a)	573,199
6,377	Pandox AB	113,499
		686,698
	United Kingdom — 4.4%
97,985	British Land Co. PLC	450,332
56,177	LondonMetric Property PLC	141,379
27,550	Segro PLC	234,801
198,153	Tritax Big Box REIT PLC	368,589
29,837	UNITE Group PLC	294,175
		1,489,276
Shares	Description	Value (†)
	United States — 64.1%
14,210	American Homes 4 Rent, Class A	$492,945
5,570	AvalonBay Communities, Inc.	1,037,580
48,050	Brixmor Property Group, Inc.	1,255,547
52,090	Broadstone Net Lease, Inc.	845,942
22,930	CareTrust REIT, Inc.	729,174
23,590	Curbline Properties Corp.	521,339
8,660	Digital Realty Trust, Inc.	1,527,970
1,885	Equinix, Inc.	1,480,046
44,300	Highwoods Properties, Inc.	1,285,143
6,690	Iron Mountain, Inc.	651,338
90,490	LXP Industrial Trust	702,202
9,710	Mid-America Apartment Communities, Inc.	1,382,995
15,120	Prologis, Inc.	1,614,514
6,220	Public Storage	1,691,467
32,818	Realty Income Corp.	1,842,074
3,268	Ryman Hospitality Properties, Inc.	310,656
8,160	Simon Property Group, Inc.	1,336,526
18,920	Welltower, Inc.	3,123,124
		21,830,582
	Total Common Stocks (Identified Cost $32,258,166)	33,541,806

Principal Amount
Short-Term Investments — 2.3%
$772,164	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/31/2025 at 2.900% to be repurchased at $772,226 on 8/01/2025 collateralized by $788,600 U.S. Treasury Note, 3.875% due 7/31/2027 valued at $787,745 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $772,164)	772,164
	Total Investments — 100.8% (Identified Cost $33,030,330)	34,313,970
	Other assets less liabilities — (0.8)%	(260,419)
	Net Assets — 100.0%	$34,053,551

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts
Currency Exposure Summary at July 31, 2025 (Unaudited)
United States Dollar	67.2%
Euro	7.7
Japanese Yen	7.3
Australian Dollar	5.7
British Pound	4.4
Singapore Dollar	2.8
Hong Kong Dollar	2.1
Swedish Krona	2.0
Canadian Dollar	1.6
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Statement of Assets and Liabilities
July 31, 2025 (Unaudited)

ASSETS
Investments at cost	$33,030,330
Net unrealized appreciation	1,283,640
Investments at value	34,313,970
Receivable for Fund shares sold	7,650
Dividends and interest receivable	25,749
Tax reclaims receivable	5,026
Prepaid expenses	239
TOTAL ASSETS	34,352,634
LIABILITIES
Payable for Fund shares redeemed	5,389
Management fees payable (Note 5)	12,875
Deferred Trustees’ fees (Note 5)	213,497
Administrative fees payable (Note 5)	1,257
Payable to distributor (Note 5d)	605
Audit and tax services fees payable	24,345
Other accounts payable and accrued expenses	41,115
TOTAL LIABILITIES	299,083
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$34,053,551
NET ASSETS CONSIST OF:
Paid-in capital	$47,736,564
Accumulated loss	(13,683,013)
NET ASSETS	$34,053,551
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$12,279,205
Shares of beneficial interest	993,808
Net asset value and redemption price per share	$12.36
Offering price per share (100/94.25 of net asset value) (Note 1)	$13.11
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$132,361
Shares of beneficial interest	10,626
Net asset value and offering price per share	$12.46
Class N shares:
Net assets	$2,836,486
Shares of beneficial interest	257,227
Net asset value, offering and redemption price per share	$11.03
Class Y shares:
Net assets	$18,805,499
Shares of beneficial interest	1,710,112
Net asset value, offering and redemption price per share	$11.00

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 2

Statement of Operations
For the Six Months Ended July 31, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$621,179
Interest	6,613
Less net foreign taxes withheld	(23,920)
603,872
Expenses
Management fees (Note 5)	128,391
Service and distribution fees (Note 5)	16,322
Administrative fees (Note 5)	7,408
Trustees' fees and expenses (Note 5)	22,691
Transfer agent fees and expenses (Notes 5, 6 and 7)	30,204
Audit and tax services fees	21,657
Custodian fees and expenses	16,063
Legal fees	722
Registration fees	33,613
Shareholder reporting expenses	3,549
Miscellaneous expenses	19,053
Total expenses	299,673
Less waiver and/or expense reimbursement (Note 5)	(128,831)
Less expense offset (Note 7)	(1,168)
Net expenses	169,674
Net investment income	434,198
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	688,876
Capital gains distributions received (Note 2)	30,283
Foreign currency transactions (Note 2c)	(677)
Net change in unrealized appreciation (depreciation) on:
Investments	(488,733)
Foreign currency translations (Note 2c)	707
Net realized and unrealized gain on Investments and Foreign currency transactions	230,456
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$664,654
See accompanying notes to financial statements.
3 |

Statement of Changes in Net Assets

	Six Months Ended July 31,2025 (Unaudited)	Year Ended January 31,2025
FROM OPERATIONS:
Net investment income	$434,198	$878,327
Net realized gain on investments, including distributions of capital gains received from investments and foreign currency transactions	718,482	2,752,845
Net change in unrealized depreciation on investments and foreign currency translations	(488,026)	(832,869)
Net increase in net assets resulting from operations	664,654	2,798,303
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(127,525)	(513,591)
Class C	(900)	(4,684)
Class N	(38,196)	(135,843)
Class Y	(242,712)	(836,551)
Total distributions	(409,333)	(1,490,669)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(1,355,287)	(22,659,537)
Net decrease in net assets	(1,099,966)	(21,351,903)
NET ASSETS
Beginning of the period	35,153,517	56,505,420
End of the period	$34,053,551	$35,153,517
See accompanying notes to financial statements.
| 4

Financial Highlights
For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$12.25	$11.81	$12.25	$14.58	$12.48	$14.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.28	0.28	0.24	0.22 (b)	0.17
Net realized and unrealized gain (loss)	0.09	0.61	(0.45)	(2.30)	2.68	(1.52)
Total from Investment Operations	0.24	0.89	(0.17)	(2.06)	2.90	(1.35)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.45)	(0.27)	(0.15)	(0.47)	(0.22)
Net realized capital gains	—	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.13)	(0.45)	(0.27)	(0.27)	(0.80)	(0.40)
Net asset value, end of the period	$12.36	$12.25	$11.81	$12.25	$14.58	$12.48
Total return(c)(d)	1.94%(e)	7.68%	(1.21)%	(14.16)%	23.39%(b)	(8.94)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$12,279	$13,025	$14,287	$18,018	$24,653	$22,619
Net expenses(f)	1.15%(g)	1.15%	1.17%(h)	1.15%	1.15%	1.15%
Gross expenses	1.92%(g)	2.01%	1.58%(h)	1.41%	1.42%	1.55%
Net investment income	2.37%(g)	2.26%	2.45%	1.92%	1.51%(b)	1.43%
Portfolio turnover rate	26%	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.15% and the ratio of gross expenses would have been 1.57%.
See accompanying notes to financial statements.
5 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$12.35	$11.90	$12.33	$14.69	$12.56	$14.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.19	0.20	0.15	0.12 (b)	0.08
Net realized and unrealized gain (loss)	0.09	0.61	(0.45)	(2.32)	2.69	(1.53)
Total from Investment Operations	0.19	0.80	(0.25)	(2.17)	2.81	(1.45)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.35)	(0.18)	(0.07)	(0.35)	(0.13)
Net realized capital gains	—	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.08)	(0.35)	(0.18)	(0.19)	(0.68)	(0.31)
Net asset value, end of the period	$12.46	$12.35	$11.90	$12.33	$14.69	$12.56
Total return(c)(d)	1.53%(e)	6.86%	(1.86)%	(14.89)%	22.48%(b)	(9.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$132	$147	$192	$284	$397	$643
Net expenses(f)	1.90%(g)	1.90%	1.91%(h)	1.90%	1.90%	1.90%
Gross expenses	2.66%(g)	2.76%	2.33%(h)	2.16%	2.18%	2.30%
Net investment income	1.64%(g)	1.49%	1.74%	1.17%	0.84%(b)	0.67%
Portfolio turnover rate	26%	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.90% and the ratio of gross expenses would have been 2.32%.
See accompanying notes to financial statements.
| 6

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$10.95	$10.61	$11.03	$13.18	$11.35	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15	0.28	0.28	0.25	0.24 (b)	0.17
Net realized and unrealized gain (loss)	0.07	0.55	(0.40)	(2.09)	2.43	(1.38)
Total from Investment Operations	0.22	0.83	(0.12)	(1.84)	2.67	(1.21)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.49)	(0.30)	(0.19)	(0.51)	(0.26)
Net realized capital gains	—	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.14)	(0.49)	(0.30)	(0.31)	(0.84)	(0.44)
Net asset value, end of the period	$11.03	$10.95	$10.61	$11.03	$13.18	$11.35
Total return(c)	2.06%(d)	7.98%	(0.82)%	(13.99)%	23.76%(b)	(8.67)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,836	$2,725	$3,585	$3,545	$3,654	$2,810
Net expenses(e)	0.85%(f)	0.85%	0.87%(g)	0.85%	0.85%	0.85%
Gross expenses	1.54%(f)	1.61%	1.24%(g)	1.09%	1.10%	1.17%
Net investment income	2.69%(f)	2.54%	2.71%	2.22%	1.80%(b)	1.55%
Portfolio turnover rate	26%	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.85% and the ratio of gross expenses would have been 1.23%.
See accompanying notes to financial statements.
7 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2025 (Unaudited)	Year Ended January 31, 2025	Year Ended January 31, 2024	Year Ended January 31, 2023	Year Ended January 31, 2022	Year Ended January 31, 2021
Net asset value, beginning of the period	$10.92	$10.58	$11.00	$13.14	$11.32	$12.96
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14	0.26	0.27	0.25	0.23 (b)	0.18
Net realized and unrealized gain (loss)	0.08	0.56	(0.40)	(2.08)	2.42	(1.38)
Total from Investment Operations	0.22	0.82	(0.13)	(1.83)	2.65	(1.20)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.48)	(0.29)	(0.19)	(0.50)	(0.26)
Net realized capital gains	—	—	—	(0.12)	(0.33)	(0.18)
Total Distributions	(0.14)	(0.48)	(0.29)	(0.31)	(0.83)	(0.44)
Net asset value, end of the period	$11.00	$10.92	$10.58	$11.00	$13.14	$11.32
Total return(c)	2.04%(d)	7.94%	(0.88)%	(14.00)%	23.67%(b)	(8.68)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,805	$19,257	$38,441	$70,337	$113,795	$49,363
Net expenses(e)	0.90%(f)	0.90%	0.91%(g)	0.90%	0.90%	0.90%
Gross expenses	1.67%(f)	1.76%	1.33%(g)	1.16%	1.16%	1.30%
Net investment income	2.63%(f)	2.39%	2.68%	2.19%	1.70%(b)	1.69%
Portfolio turnover rate	26%	81%	88%	90%	84%	119%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.90% and the ratio of gross expenses would have been 1.32%.
See accompanying notes to financial statements.
| 8

Notes to Financial Statements
July 31, 2025 (Unaudited)
1.Organization. Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).
The Fund is a diversified investment company.
The Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund operates as a single segment entity, focusing on investments in a portfolio of securities. The Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
9 |

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs") are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2025 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Fund’s books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.
The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2025 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly
| 10

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2025 was as follows:
2025 Distributions
Ordinary Income	Long-Term Capital Gains	Total
$1,490,669	$ —	$1,490,669
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of January 31, 2025, capital loss carryforwards were as follows:
Capital loss carryforward:
Short-term:
No expiration date	$(6,724,697)
Long-term:
No expiration date	(8,178,751)
Total capital loss carryforward	$(14,903,448)
11 |

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
As of July 31, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
Federal tax cost	$33,030,330
Gross tax appreciation	$2,566,214
Gross tax depreciation	(1,282,574)
Net tax appreciation	$1,283,640
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund's fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.
f. Repurchase Agreements. The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
h. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
| 12

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$91,449	$1,859,828	$ —	$1,951,277
Belgium	—	180,664	—	180,664
France	—	931,730	—	931,730
Germany	—	930,318	—	930,318
Hong Kong	—	984,500	—	984,500
Japan	—	2,487,538	—	2,487,538
Netherlands	—	267,228	—	267,228
Singapore	—	940,272	—	940,272
Spain	—	308,254	—	308,254
Sweden	—	686,698	—	686,698
United Kingdom	—	1,489,276	—	1,489,276
All Other Common Stocks(a)	22,384,051	—	—	22,384,051
Total Common Stocks	22,475,500	11,066,306	—	33,541,806
Short-Term Investments	—	772,164	—	772,164
Total Investments	$22,475,500	$11,838,470	$—	$34,313,970

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended July 31, 2025, purchases and sales of securities (excluding short-term investments) were $8,919,146 and $10,229,265, respectively.
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.
AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2026, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.
For the six months ended July 31, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%
AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
13 |

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
For the six months ended July 31, 2025, the management fees and waiver of management fees for the Fund were as follows:
Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$128,391	$128,391	$ —	0.75%	— %

[1]	Management fee waiver is subject to possible recovery until January 31, 2026.
In addition, AEW reimbursed non-class specific expenses in the amount of $7,165, for the six months ended July 31, 2025, which is subject to possible recovery until January 31, 2026.
No expenses were recovered during the six months ended July 31, 2025, under the terms of the expense limitation agreement.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).
Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended July 31, 2025, the service and distribution fees for the Fund were as follows:
Service Fees		Distribution Fees
Class A	Class C	Class C
$15,605	$179	$538
c. Administrative Fees. Natixis Advisors, LLC ("Natixis Advisors") provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company ("State Street Bank") to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended July 31, 2025, the administrative fees were as follows:
Administrative Fees
$7,408
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’
| 14

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended July 31, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $18,610.
As of July 31, 2025, the Fund owes Natixis Distribution $605 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2025 amounted to $109.
f. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended July 31, 2025, Natixis Advisors reimbursed the Fund $843 for transfer agency expenses related to Class N shares.
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the six months ended July 31, 2025, the Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$11,217	$129	$843	$16,847
15 |

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
7.Expense Offset Arrangements. The Fund has entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Fund's cash balances. Transfer agent fees and expenses are presented in the Statement of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended July 31, 2025, the Fund had no borrowings under this agreement.
9.Risk. The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.
The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of July 31, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Number of 5% Account Holders	Percentage of Ownership
2	22.23%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 16

Notes to Financial Statements (continued)
July 31, 2025 (Unaudited)
11.Capital Shares. The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:
	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	33,209	$400,443	88,434	$1,082,545
Issued in connection with the reinvestment of distributions	9,760	119,908	40,672	488,193
Redeemed	(112,153)	(1,384,118)	(275,548)	(3,421,299)
Net change	(69,184)	$(863,767)	(146,442)	$(1,850,561)
Class C
Issued from the sale of shares	206	$2,564	540	$6,636
Issued in connection with the reinvestment of distributions	73	900	388	4,684
Redeemed	(1,562)	(19,891)	(5,123)	(61,162)
Net change	(1,283)	$(16,427)	(4,195)	$(49,842)
Class N
Issued from the sale of shares	46,003	$506,438	66,349	$718,553
Issued in connection with the reinvestment of distributions	3,481	38,187	12,625	135,425
Redeemed	(41,057)	(455,005)	(168,089)	(1,804,593)
Net change	8,427	$89,620	(89,115)	$(950,615)
Class Y
Issued from the sale of shares	153,694	$1,693,848	315,772	$3,443,201
Issued in connection with the reinvestment of distributions	22,047	241,199	77,605	831,720
Redeemed	(228,980)	(2,499,760)	(2,263,322)	(24,083,440)
Net change	(53,239)	$(564,713)	(1,869,945)	$(19,808,519)
Decrease from capital share transactions	(115,279)	$(1,355,287)	(2,109,697)	$(22,659,537)
17 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser, including how profitability is determined for the Fund, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing the Fund against similarly categorized funds and performance ratings provided by a different third-party rating organization. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
| 18

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.
Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Fund and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.
The Board noted that through December 31, 2024, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	42%	30%	50%
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
19 |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above. The Trustees also considered that the Fund has benefitted from the substantial reinvestment the Adviser has made into its business. They also considered that although the Adviser had established an expense limitation for the Fund, it did not benefit from significant economies of scale because of its relatively small size.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of the Fund.
• Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2026.
| 20

˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 9/30/26
RE58SA-0725
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Semi-annual Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 22, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 22, 2025